Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment [Abstract]
Property and Equipment

7.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$24,105	$(1,331)	$22,774

- Additions in equipment and building improvements	575	-	575
- Depreciation for the year	-	(523)	(523)
Balance, December 31, 2013	$24,680	$(1,854)	$22,826

- Write off of fully depreciated assets	(100)	100	-
- Additions in property and equipment	1,574	-	1,574
- Depreciation for the year	-	(513)	(513)
Balance, December 31, 2014	$26,154	$(2,267)	$23,887

In December 2014, DSS acquired jointly with two other related entities, from unrelated individuals, a plot of land for an aggregate purchase price of €2.0 million or $2,489 (based on the exchange rate of $ to Euro as of the date of acquisition). DSS paid 1/3 of the purchase price amounting to $886, including additional purchase costs incurred. The plot is under the common ownership of the joint purchasers.